AB Variable Products Series Fund, Inc.

AB International Value Portfolio

Portfolio of Investments

September 30, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.4%
Financials – 16.6%
Banks – 13.8%
ABN AMRO Bank NV(a)	387,510	$3,472,230
Banco Bilbao Vizcaya Argentaria SA	763,120	3,423,238
Bank Leumi Le-Israel BM	353,150	3,016,172
Bank of Ireland Group PLC	655,641	4,205,271
BNP Paribas SA	83,740	3,537,113
Erste Group Bank AG	202,050	4,429,373
KBC Group NV	90,860	4,311,669
Natwest Group PLC	1,865,070	4,645,366

		31,040,432

Diversified Financial Services – 1.1%
ORIX Corp.	166,800	2,336,710

Insurance – 1.7%
Suncorp Group Ltd.(b)	601,800	3,883,386

		37,260,528

Consumer Discretionary – 14.5%
Auto Components – 0.9%
Faurecia SE(c)	172,234	1,864,401

Automobiles – 3.6%
Stellantis NV	419,008	4,955,541
Suzuki Motor Corp.	100,700	3,134,803

		8,090,344

Hotels, Restaurants & Leisure – 2.4%
Entain PLC	260,060	3,109,396
Galaxy Entertainment Group Ltd.(b)	384,000	2,257,110

		5,366,506

Household Durables – 2.5%
Persimmon PLC	129,540	1,771,624
Sony Group Corp.	59,200	3,813,334

		5,584,958

Specialty Retail – 1.2%
Kingfisher PLC	1,122,240	2,731,776

Textiles, Apparel & Luxury Goods – 3.9%
Burberry Group PLC	204,640	4,087,782
HUGO BOSS AG	66,310	3,087,448
Pandora A/S	35,230	1,647,575

		8,822,805

		32,460,790

Industrials – 13.0%
Aerospace & Defense – 3.5%
Airbus SE	50,010	4,310,880
Saab AB - Class B	112,480	3,504,522

		7,815,402

Company	Shares	U.S. $ Value

Electrical Equipment – 2.5%
Fuji Electric Co., Ltd.	84,400	$3,093,332
Prysmian SpA	90,000	2,577,948

		5,671,280

Industrial Conglomerates – 1.6%
Melrose Industries PLC	3,179,250	3,554,932

Machinery – 3.7%
Alstom SA	104,106	1,683,993
Amada Co., Ltd.(b)	493,300	3,351,921
Kawasaki Heavy Industries Ltd.(b)	210,100	3,186,816

		8,222,730

Professional Services – 1.7%
Dip Corp.	76,200	1,935,715
UT Group Co., Ltd.	120,100	1,972,048

		3,907,763

		29,172,107

Consumer Staples – 12.2%
Food & Staples Retailing – 2.2%
Koninklijke Ahold Delhaize NV	195,170	4,971,259

Food Products – 5.9%
Morinaga & Co., Ltd./Japan	63,900	1,748,577
Nestle SA (REG)	69,610	7,528,830
Nomad Foods Ltd.(c)	124,750	1,771,450
Salmar ASA	66,920	2,255,625

		13,304,482

Tobacco – 4.1%
British American Tobacco PLC	145,260	5,208,665
Swedish Match AB	398,830	3,945,118

		9,153,783

		27,429,524

Health Care – 9.3%
Health Care Equipment & Supplies – 1.0%
ConvaTec Group PLC(a)	1,048,529	2,382,857

Pharmaceuticals – 8.3%
Nippon Shinyaku Co., Ltd.	41,100	2,096,992
Roche Holding AG (Genusschein)	32,660	10,631,894
Sanofi	77,340	5,889,168

		18,618,054

		21,000,911

Materials – 7.5%
Chemicals – 2.7%
Tosoh Corp.	356,900	3,977,781
Zeon Corp.(b)	232,700	2,056,569

		6,034,350

Company	Shares	U.S. $ Value

Construction Materials – 1.4%
CRH PLC(b)	99,310	$3,193,000

Metals & Mining – 3.4%
Anglo American PLC	92,970	2,791,501
ArcelorMittal SA	124,430	2,475,947
Endeavour Mining PLC	129,353	2,346,515

		7,613,963

		16,841,313

Communication Services – 6.8%
Diversified Telecommunication Services – 3.2%
Deutsche Telekom AG (REG)	197,490	3,361,609
Nippon Telegraph & Telephone Corp.	138,700	3,741,060

		7,102,669

Entertainment – 2.5%
GungHo Online Entertainment, Inc.	136,400	2,095,320
Konami Group Corp.(b)	77,400	3,583,783

		5,679,103

Media – 1.1%
Criteo SA (Sponsored ADR)(c)	94,713	2,560,092

		15,341,864

Energy – 6.0%
Energy Equipment & Services – 2.9%
Shell PLC	256,620	6,400,904

Oil, Gas & Consumable Fuels – 3.1%
Cameco Corp.(b)	81,930	2,174,361
Repsol SA(c)	420,925	4,836,534

		7,010,895

		13,411,799

Information Technology – 3.8%
Electronic Equipment, Instruments & Components – 0.8%
Horiba Ltd.	48,400	1,877,238

Semiconductors & Semiconductor Equipment – 2.0%
NXP Semiconductors NV	15,840	2,336,558
SK Hynix, Inc.	36,350	2,079,227

		4,415,785

Technology Hardware, Storage & Peripherals – 1.0%
Samsung Electronics Co., Ltd.	63,090	2,316,617

		8,609,640

Utilities – 3.4%
Electric Utilities – 3.4%
EDP - Energias de Portugal SA	1,014,594	4,403,351
Enel SpA	778,150	3,191,367

		7,594,718

Company	Shares	U.S. $ Value

Real Estate – 2.3%
Real Estate Management & Development – 2.3%
Aroundtown SA	634,520	$1,389,410
Daito Trust Construction Co., Ltd.	39,900	3,732,335

		5,121,745

Total Common Stocks (cost $262,948,241)		214,244,939

SHORT-TERM INVESTMENTS – 3.9%
Investment Companies – 3.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.58%(d) (e) (f) (cost $8,706,460)	8,706,460	8,706,460

Total Investments Before Security Lending Collateral for Securities Loaned – 99.3% (cost $271,654,701)		222,951,399

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.6%
Investment Companies – 2.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.58%(d) (e) (f) (cost $5,945,555)	5,945,555	5,945,555

Total Investments – 101.9% (cost $277,600,256)(g)		228,896,954
Other assets less liabilities – (1.9)%		(4,363,614)

Net Assets – 100.0%		$224,533,340

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	AUD	952	USD	613	10/20/2022	$4,049
Bank of America, NA	USD	493	KRW	690,508	10/27/2022	(12,906)
Bank of America, NA	USD	1,036	GBP	934	11/17/2022	8,202
Bank of America, NA	USD	1,646	MXN	33,905	11/18/2022	23,611
Bank of America, NA	USD	2,087	SEK	22,613	12/01/2022	(43,160)
Bank of America, NA	USD	877	JPY	124,207	12/02/2022	(14,076)
Bank of America, NA	CHF	2,538	USD	2,613	12/07/2022	24,468
Bank of America, NA	EUR	16,681	USD	16,114	12/08/2022	(310,102)
Barclays Bank PLC	USD	3,462	SGD	4,849	12/07/2022	(83,703)
BNP Paribas SA	NOK	10,546	USD	1,024	12/01/2022	54,411
BNP Paribas SA	USD	901	EUR	921	12/08/2022	6,179
Citibank, NA	ILS	6,931	USD	2,022	10/19/2022	76,532
Citibank, NA	CAD	4,084	USD	3,155	10/27/2022	198,644
Citibank, NA	KRW	6,803,994	USD	5,186	10/27/2022	459,551
Citibank, NA	EUR	1,394	USD	1,368	12/08/2022	(4,174)
Credit Suisse International	USD	706	AUD	1,016	10/20/2022	(56,142)
Goldman Sachs Bank USA	USD	1,312	CNH	8,856	10/20/2022	(71,288)
Goldman Sachs Bank USA	JPY	96,881	USD	675	12/02/2022	1,339
Goldman Sachs Bank USA	CHF	1,256	USD	1,282	12/07/2022	1,720

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	551	ILS	1,964	10/19/2022	$300
Morgan Stanley Capital Services, Inc.	USD	991	GBP	846	11/17/2022	(46,154)
Morgan Stanley Capital Services, Inc.	USD	970	NOK	10,546	12/01/2022	(877)
Morgan Stanley Capital Services, Inc.	USD	915	JPY	130,814	12/02/2022	(5,452)
Morgan Stanley Capital Services, Inc.	USD	1,399	EUR	1,431	12/08/2022	9,485
Morgan Stanley Capital Services, Inc.	HKD	6,833	USD	872	01/12/2023	149
Natwest Markets PLC	GBP	2,515	USD	2,989	11/17/2022	178,683
Standard Chartered Bank	USD	971	CAD	1,280	10/27/2022	(44,392)
State Street Bank & Trust Co.	AUD	1,865	USD	1,296	10/20/2022	102,418
State Street Bank & Trust Co.	USD	136	GBP	123	11/17/2022	1,710
State Street Bank & Trust Co.	USD	701	GBP	612	11/17/2022	(16,752)
State Street Bank & Trust Co.	SEK	15,410	USD	1,378	12/01/2022	(15,109)
State Street Bank & Trust Co.	JPY	96,027	USD	672	12/02/2022	4,310
State Street Bank & Trust Co.	USD	232	JPY	33,376	12/02/2022	(178)
State Street Bank & Trust Co.	USD	685	CHF	649	12/07/2022	(23,555)
UBS AG	USD	16,272	AUD	23,554	10/20/2022	(1,202,835)
UBS AG	USD	3,285	JPY	467,772	12/02/2022	(33,891)
UBS AG	USD	7,438	CHF	7,272	12/07/2022	(22,725)

						$(851,710)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2022, the aggregate market value of these securities amounted to $5,855,087 or 2.6% of net assets.

(b)	Represents entire or partial securities out on loan.
(c)	Non-income producing security.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of September 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,606,926 and gross unrealized depreciation of investments was $(64161938), resulting in net unrealized depreciation of $(49,555,012).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

COUNTRY BREAKDOWN1

September 30, 2022 (unaudited)

21.4%	Japan
17.0%	United Kingdom
8.9%	France
8.2%	Switzerland
3.8%	Netherlands
3.7%	Spain
3.5%	Germany
3.3%	Sweden
3.3%	Ireland
3.3%	United States
2.6%	Italy
2.0%	Austria
2.0%	Portugal
13.1%	Other
3.9%	Short-Term Investments

100.0%	Total Investments

1

All data are as of September 30, 2022. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 2.0% or less in the following: Australia, Belgium, Canada, Denmark, Israel, Luxembourg, Macau, Norway, South Africa and South Korea.

AB Variable Products Series Fund, Inc.

AB International Value Portfolio

September 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Financials	$—	$37,260,528	$—	$37,260,528
Consumer Discretionary	—	32,460,790	—	32,460,790
Industrials	—	29,172,107	—	29,172,107

Investments in Securities:	Level 1	Level 2		Level 3	Total
Consumer Staples	$1,771,450	$25,658,074		$—	$27,429,524
Health Care	—	21,000,911		—	21,000,911
Materials	—	16,841,313		—	16,841,313
Communication Services	2,560,092	12,781,772		—	15,341,864
Energy	2,174,361	11,237,438		—	13,411,799
Information Technology	2,336,558	6,273,082		—	8,609,640
Utilities	—	7,594,718		—	7,594,718
Real Estate	—	5,121,745		—	5,121,745
Short-Term Investments	8,706,460	—		—	8,706,460
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,945,555	—		—	5,945,555

Total Investments in Securities	23,494,476	205,402,478	(a)	—	228,896,954
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	1,155,761		—	1,155,761
Liabilities:
Forward Currency Exchange Contracts	—	(2,007,471)		—	(2,007,471)

Total	$23,494,476	$204,550,768		$—	$228,045,244

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2022 is as follows:

Portfolio	Market Value 12/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,076	$58,956	$52,326	$8,706	$36
Government Money Market Portfolio*	3,295	55,236	52,585	5,946	15
Total	$5,371	$114,192	$104,911	$14,652	$51

*	Investments of cash collateral for securities lending transactions.